Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Within one year	£ 39,458	£ 29,962
More than one year	83,940	16,359
Contract liabilities and other advances	£ 123,398	£ 46,321	£ 10,306